UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: March 31, 2001

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:104

Form 13 F Information Table Value Total:$ 540,382,899













































TITLE

VALUE
SHARES/
INVSTMT
VOTIN
G


































Name of Issuer
OF
CLASS
CUSIP
(x$1000
)
PRN AMT
DSCRETN
AUTH


































Abbott Labs
COM
002824100
222
4700
SOLE
SOLE


































Affymetrix Inc
COM
00826T108
3201
115110
SOLE
SOLE


































Agilent Technologies
COM
00846U101
739
24039
SOLE
SOLE


































ALZA Corp Class A
COM
022615108
23592
582515
SOLE
SOLE


































American General Corp
COM
026351106
27121
709050
SOLE
SOLE


































American Home Prods
COM
026609107
994
16920
SOLE
SOLE


































American Int'l Group
COM
026874107
803
9978
SOLE
SOLE


































American Tel & Tel
COM
001957190
220
10322
SOLE
SOLE


































Amgen Inc
COM
031162100
578
9600
SOLE
SOLE


































Analog Devices Inc.
COM
032654105
24391
673035
SOLE
SOLE


































AOL Time Warner Inc.
COM
00184A105
255
6354
SOLE
SOLE


































AON Corp
COM
037389103
407
11475
SOLE
SOLE


































Capital Cities
ABC
COM



SOLE
SOLE


































BankAmerica Corp
COM
066050105
368
6723
SOLE
SOLE


































Bank of New York
COM
064057102
1276
25912
SOLE
SOLE


































Beckman Coulter Inc.
COM
075811109
20747
530756
SOLE
SOLE


































Bellsouth
COM
079860102
234
5728
SOLE
SOLE


































Berkshire Hathaway
Inc
COM
084670207
1023
470
SOLE
SOLE


































Biogen Inc.
COM
090597105
47436
749240
SOLE
SOLE


































Boeing Co
COM
097023105
488
8760
SOLE
SOLE


































B P Amoco PLC
COM
055622104
501
10104
SOLE
SOLE


































Bristol Myers
COM
110122108
2230
37537
SOLE
SOLE


































Brown Forman Corp.
COM
115637209
11205
180864
SOLE
SOLE


































Cardinal Health Inc.
COM
141498108
3183
32898
SOLE
SOLE


































Chubb Corp
COM
171232101
25186
347682
SOLE
SOLE


































Cintas Corp
COM
172908105
209
5300
SOLE
SOLE


































Citigroup
COM
172967101
2810
62463
SOLE
SOLE


































Coca Cola Co.
COM
191216100
1191
26380
SOLE
SOLE


































Coca Cola FEMSA S A
DE C
COM
191241108
1814
94750
SOLE
SOLE


































Colgate Palmolive
COM
194162103
1094
19800
SOLE
SOLE


































Conexant Systems Inc
COM
207142100
835
93476
SOLE
SOLE


































CVS Corp
COM
126650100
287
4900
SOLE
SOLE


































Dionex Corp.
COM
254546104
12976
412753
SOLE
SOLE


































Disney Walt Co Del
COM
254687106
1582
55321
SOLE
SOLE


































Donnelley RR & Sons
COM
257867101
1012
38600
SOLE
SOLE


































Dow Chemical
COM
260543103
6525
206684
SOLE
SOLE


































E I DuPont De
Nemours&Co
COM
263534109
346
8494
SOLE
SOLE


































ECI Telecom Ltd
COM
268258100
117
15400
SOLE
SOLE


































Elan Corp ADR
COM
207142100
323
6174
SOLE
SOLE


































Ericsson L M Tel Co
COM
294821400
95
17000
SOLE
SOLE


































Exxon Mobil Corp
COM
30231G102
1994
24619
SOLE
SOLE


































Federal National
Mort.
COM
313586109
362
4550
SOLE
SOLE


































Filenet Corp
COM
316869106
15845
1010045
SOLE
SOLE


































First Israel Fund
COM
32063L100
335
31200
SOLE
SOLE


































First Union Corp
COM
337358105
565
17116
SOLE
SOLE


































Fleetboston Finl Corp
COM
339030108
210
5576
SOLE
SOLE


































Gannett Inc.
COM
364730101
10027
167907
SOLE
SOLE


































General Electric
COM
369604103
8750
209037
SOLE
SOLE


































General Mills Inc.
COM
370334104
447
10400
SOLE
SOLE


































Grainger WW Inc.
COM
384802104
8177
241580
SOLE
SOLE


































Grey Global Group
COM
39787M108
23053
35575
SOLE
SOLE


































Grupo Televiso
COM
40049J206
6380
190960
SOLE
SOLE


































Halliburton Co.
COM
406216101
11324
308129
SOLE
SOLE


































Hartford Finl Svcs
COM
416515104
455
7706
SOLE
SOLE


































Hewlett Packard
COM
428236103
5369
171700
SOLE
SOLE


































Home Depot
COM
437076102
308
7147
SOLE
SOLE


































Honeywell Intl Inc
COM
438516106
604
14800
SOLE
SOLE


































Incyte
Pharmaceuticals
COM
45337C102
5189
338055
SOLE
SOLE


































IBM
COM
459200101
6574
68356
SOLE
SOLE


































Intel Corp
COM
458140100
1116
42418
SOLE
SOLE


































Interpublic Group
COM
460690100
550
16000
SOLE
SOLE


































ITT Educational
Services
COM
45068B109
6103
225205
SOLE
SOLE


































Johnson & Johnson
COM
478160104
20846
238327
SOLE
SOLE


































Kerr McGee Corp.
COM
492386107
7699
118635
SOLE
SOLE


































Kerr McGee Corp.
SDCV
492386AP2
837
6800
SOLE
SOLE


































Lucent Technologies
Inc.
COM
549463107
555
55681
SOLE
SOLE


































McDonalds Corp
COM
580135101
410
15460
SOLE
SOLE


































Maxygen
COM
577776107
3754
309987
SOLE
SOLE


































Merrill Lynch Mitts
PFD
590188710
280
30000
SOLE
SOLE


































Merck & Co.
COM
589331107
8228
108401
SOLE
SOLE


































Microsoft Corp
COM
594918104
317
5800
SOLE
SOLE


































Minn Mng & Mfg Co
COM
604059105
398
3830
SOLE
SOLE


































Mondavi Robert Corp
COM
609200100
7009
156410
SOLE
SOLE


































Morgan J. P.
COM
616880100
28135
626625
SOLE
SOLE


































Motorola Inc.
COM
620076109
1781
124901
SOLE
SOLE


































Network Associates
COM
640938106
2226
269850
SOLE
SOLE


































Nordstrom Inc
COM
655664100
236
14475
SOLE
SOLE


































Nortel Networks Corp
COM
656568102
3377
240330
SOLE
SOLE


































Pall Corp
COM
696429307
536
24475
SOLE
SOLE


































Pepsico
COM
713448108
1006
22900
SOLE
SOLE


































Pfizer Inc
COM
717081103
677
16540
SOLE
SOLE


































Philip Morris Co Inc
COM
718154107
304
6400
SOLE
SOLE


































Proctor & Gamble
COM
742718109
898
14344
SOLE
SOLE


































Rockwell
International
COM
774347108
3983
109565
SOLE
SOLE


































Royal Dutch Pete
COM
780257705
392
7064
SOLE
SOLE


































Sara Lee Corp.
COM
803111103
636
29482
SOLE
SOLE


































SBC Communications
COM
78387G103
910
20390
SOLE
SOLE


































SBS Broadcasting S.A.
COM
L8137F102
8449
436053
SOLE
SOLE


































Schering Plough Corp
COM
806605101
14431
395054
SOLE
SOLE


































Schlumberger Limited
COM
806857108
4715
81835
SOLE
SOLE


































Sequenom Inc
COM
817337108
4203
494500
SOLE
SOLE


































Shell Trans & Trading
COM
822703609
350
7500
SOLE
SOLE


































Steinway Musical
Instr
COM
858495104
4800
291790
SOLE
SOLE


































Stryker Corp.
COM
863667101
1332
25500
SOLE
SOLE


































Swiss Helvetia Fund
COM
870875101
257
21000
SOLE
SOLE


































Tellabs Inc
COM
879664100
417
10240
SOLE
SOLE


































Teradyne Inc
COM
880770102
15771
477915
SOLE
SOLE


































Tiffany & Co.
COM
886547108
26833
984682
SOLE
SOLE


































Tribune Co New
COM
896047107
14808
363477
SOLE
SOLE


































Tularik Ink
COM
899165104
1939
102055
SOLE
SOLE


































Tyco Int'L Ltd
COM
902124106
1322
30589
SOLE
SOLE


































US Bancorp
COM
902973106
2644
113961
SOLE
SOLE


































Verizon Communictions
COM
92343V104
371
7516
SOLE
SOLE


































Viacom Inc.
COM
925524308
718
16328
SOLE
SOLE


































Williams Sonoma Inc
COM
969904101
236
9000
SOLE
SOLE





























































































































































































































                                                 )